Cover	12 Months Ended
Jun. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	000-51504
Entity Registrant Name	GENETIC TECHNOLOGIES LIMITED
Entity Central Index Key	0001166272
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	60-66 Hanover Street
Entity Address, City or Town	Fitzroy
Entity Address, Country	AU
Entity Address, Postal Zip Code	3065
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	132,217,246
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2233
Auditor Name	GRANT THORNTON AUDIT PTY LTD
Auditor Location	Melbourne, Australia
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	60-66 Hanover Street
Entity Address, City or Town	Fitzroy
Entity Address, Country	AU
Entity Address, Postal Zip Code	3065
City Area Code	+61
Local Phone Number	3 8412 7000
Contact Personnel Name	Simon Morriss